Financial risk management (Details 11) $ in Millions	Jun. 30, 2026 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (44,198)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	72,445
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(488)
Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(228,796)
Dollar Per Real [Member] | Exposure [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	375,020
Dollar Per Real [Member] | Exposure [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,527)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(286)
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	467
Dollar Per Real [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,841)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	14,489
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(98)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(351)
Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,816)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(12)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(70)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(933)
Pound Sterling Per Dollar [Member] | Exposure [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4,829)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(187)
Renminbi Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(500)
Renminbi Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,588)
Renminbi Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10)
Renminbi Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(100)
Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(33)
Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(168)
Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1)
Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(7)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(46,015)
Currency risk [member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(238,197)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(319)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9,205)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	3,307
Derivatives Assets [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	17,120
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	21
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	661
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,285
Derivatives Assets [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	6,652
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	43
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	257
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	967
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5,006
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	10
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	193
Derivatives Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	26
Derivatives Assets [Member] | Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	135
Derivatives Assets [Member] | Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivatives Assets [Member] | Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(119,462)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(618,409)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(771)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(23,893)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,636)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,468)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(55)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(327)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,900)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9,835)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(20)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(380)
Derivative Liabilities [Member] | Renminbi Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(500)
Derivative Liabilities [Member] | Renminbi Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,588)
Derivative Liabilities [Member] | Renminbi Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10)
Derivative Liabilities [Member] | Renminbi Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(100)
Derivative Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(59)
Derivative Liabilities [Member] | Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(303)
Derivative Liabilities [Member] | Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2)
Derivative Liabilities [Member] | Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (2)